accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
accounts payable and accrued liabilities
Accrued liabilities	$ 1,111		$ 1,159
Payroll and other employee-related liabilities	404		429
Restricted share units liability	94		72
Total	1,609		1,660
Trade accounts payable	933		686
Interest payable	167		157
Other	88		67
Total	$ 2,797	$ 2,564	$ 2,570